Putnam
Tax Smart
Equity Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-00

[SCALE LOGO OMITTED]


FROM THE CHAIRMAN

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT]  Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal year 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Tax Smart Equity Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. As of July 1, 2000, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 21, 2000


REPORT FROM THE FUND MANAGERS

Robert R. Beck
Paul Marrkand
Matthew Halperin
Michael K. Arends

For the six months ended April 30, 2000, Putnam Tax Smart Equity Fund's focus on solid companies in growing sectors proved beneficial despite the challenges of a volatile stock market. For most of the period, U.S. financial markets were delivering robust -- and in many cases record-breaking -- returns. Although this momentum reversed sharply in the final weeks of the period, your fund delivered solid returns and handily outperformed its benchmark, the S&P 500 Index.

Total return for 6 months ended 4/30/00

      Class A          Class B           Class C           Class M
    NAV     POP      NAV     CDSC      NAV     CDSC      NAV     POP
-------------------------------------------------------------------------
   19.84%  12.94%   19.38%  14.38%    19.38%  18.38%    19.56%  15.44%
-------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.

* VOLATILITY CONTINUES TO PLAGUE MARKETS

Beginning in mid March, a number of factors combined to create weakness in the stock market. This eventually led to sharp volatility, with the major indexes experiencing some of their largest point drops on record during April. Perhaps most alarming to investors was an April 14 report on the consumer price index that indicated inflation may be on the rise. This report was a catalyst for investors who had been sorting through other potentially negative news, including the Microsoft antitrust verdict, some disappointing earnings announcements, and press reports that many stocks, especially in the technology sector, were overvalued. By the end of April, the Dow had lost more than 12% since its peak in January, the S&P had dropped more than 11% since its March 24 peak, and the Nasdaq had declined more than 32% since its high on March 10.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Communications
equipment               14.4%

Semiconductors          12.1%

Pharmaceuticals          9.1%

Cable television         7.9%

Broadcasting             5.3%

Footnote reads:
*Based on net assets as of 4/30/00. Holdings will vary over time.


The performance of many portfolio holdings was dampened in the April market downturn. However, it is important to note that such volatility is a natural part of stock market investing and we believe the market, the economy, and the fund's holdings remain fundamentally strong. In fact, the recent market activity has given us an unusual opportunity to purchase shares of solid companies at attractively low prices. This was especially beneficial for your fund, as its strategy is to target stocks that may be priced below their long-term worth.

* TECH STOCKS PLAY MAJOR ROLE IN FISCAL 2000

During the semiannual period, the pervasive influence of technology, especially the Internet, touched almost every growth sector. The inclusion of Microsoft and Intel in the Dow and the addition of Internet stocks Yahoo! and America Online to the S&P 500 Index illustrated the growing influence of technology in today's economy. In the past year, approximately 150,000 new users worldwide went online each day and more than 61 million U.S. homes are now connected to the Internet. We are pleased to report that your fund took full advantage of opportunities in the technology sector, seeking stocks of companies that we believe offered a combination of growth potential and attractive prices.

An important term that has entered the vocabulary of the technology marketplace is "bandwidth," and it is key to understanding future growth trends. Bandwidth refers to the amount of data that can be sent through a computer network; the higher the bandwidth, the higher the network speed. With the explosive growth in Internet usage comes a huge demand for more bandwidth.

Among the companies profiting from this demand are those that provide the equipment to increase bandwidth, such as makers of fiber-optic equipment. Fund holding Corning, Inc. is one example. The originator of fiber-optic cable more than 20 years ago, Corning has capitalized on the increased demand for faster, higher-capacity Internet connections, cable modems, and high-speed phone lines. Corning's long-term growth potential is evident in innovative products such as its LEAF fiber, which gives networks the flexibility to handle increasing amounts of data and to respond to growing bandwidth demands.


"In addition to selecting stocks with strong long-term growth potential, we must carefully monitor portfolio holdings to determine the potential tax consequences of our investment decisions."

-- Paul Marrkand, portfolio manager


Another standout in the fund's technology sector was the stock of Juniper Networks. Juniper develops high-speed routers, which send information across computer networks and are specifically designed to accommodate the size and scope of the Internet. Juniper's leading product, the M-40, is among the fastest Internet backbone routers available. Juniper's stock was one of Wall Street's best success stories of 1999, as the company rapidly gained market share in the extremely competitive networking industry. While these holdings and others discussed in this report were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* WIRELESS, MEDIA BENEFIT FROM GROWING DEMAND

While the number of cell-phone users continues to skyrocket around the world, another new trend has begun to benefit wireless companies -- accessing the Internet through mobile phones. According to a new report from IDC Research, 61.5 million people in the United States will be using wireless devices to access the Internet by 2003, a 728% increase over February 2000. Although wireless Internet service is in its infancy, it has already boosted a number of stocks, including Motorola, Inc., a holding that contributed positively to the fund's performance during the period. Motorola produces wireless telephones and two-way radio, messaging, and satellite communications products. While we believe Motorola is a fundamentally strong company, we sold the fund's position in April as part of our disciplined valuation process.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

AT&T Corp.-Liberty Media Group
Cable television

CBS Corp.
Broadcasting

Warner-Lambert Co.
Pharmaceuticals

Cisco Systems, Inc.
Communications equipment

MediaOne Group, Inc.
Cable television

Citigroup, Inc.
Financial

EMC Corp.
Computers

Nokia Corp.  ADR
Communications equipment

LSI Logic Corp.
Semiconductors

General Electric Co.
Conglomerate

Footnote reads:
These holdings represent 27.3% of the fund's net assets as of 4/30/00. Portfolio holdings will vary over time.


Another fund holding that has since been sold is QUALCOMM, Inc., a stock that boosted performance during the semiannual period. The company pioneered CDMA (code-division multiple access) technology, which has become the high-quality standard for the next generation of cell phones and wireless telecom equipment.

The media sector of the fund's portfolio also reaped the rewards of Internet growth. Building brand recognition is vital to many Internet companies and one of the most effective methods for doing this is to advertise through traditional outlets such as TV, radio, and billboards. This has boosted fund holdings such as AT&T-Liberty Media, which holds equity positions in nearly 100 cable channels, including BET, Discovery Channel, E!, Encore, QVC, and USA Networks. The company also has numerous positions in overseas cable systems, many of which are in their infancy and are expected to experience rapid growth.

* POSITIONED FOR VOLATILITY IN FISCAL YEAR'S SECOND HALF

As the period came to a close, our commitment to a disciplined investment process became more significant as U.S. financial markets continued to experience sharp volatility. We remain focused on maximizing the portfolio's tax efficiency by investing with a long-term perspective. This focus, combined with our intensive research and stock selection process, should enable the fund to deliver solid long-term returns over time.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/00, there is no guarantee the fund will continue to hold these securities in the future.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Tax Smart Equity Fund, designed for investors seeking long-term growth of capital on an after-tax basis, invests primarily in common stocks of U.S. companies.

TOTAL RETURN FOR PERIODS ENDED 4/30/00

                      Class A            Class B           Class C           Class M
(inception dates)     (7/1/99)          (10/1/99)         (10/1/99)         (3/28/00)
                    NAV      POP      NAV     CDSC      NAV     CDSC      NAV       POP
----------------------------------------------------------------------------------------
6 months           19.84%   12.94%   19.38%   14.38%   19.38%   18.38%   19.56%    15.44%
----------------------------------------------------------------------------------------
Life of fund       19.56    12.69    18.83    13.83    18.83    17.83    19.15     14.93
----------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/00

                                      Standard &
                                      Poor's 500            Consumer
                                         Index             price index
-------------------------------------------------------------------------
6 months                                 7.19%                1.84%
-------------------------------------------------------------------------
Life of fund                             6.86                 3.01
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. For a portion of this period, the fund was offered on a limited basis and had limited assets. Performance data reflect an expense limitation currently or previously in effect. Without the limitation, total returns would have been lower.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/00

                           Class A          Class B        Class C        Class M
-------------------------------------------------------------------------------------
Distributions (number)*      --               --             --             --
-------------------------------------------------------------------------------------
Share value:            NAV       POP        NAV            NAV        NAV       POP
-------------------------------------------------------------------------------------
10/31/99               $8.67     $9.20     $8.67          $8.67         --         --
-------------------------------------------------------------------------------------
3/28/00+                  --        --        --             --     $12.08     $12.52
-------------------------------------------------------------------------------------
4/30/00                10.39     11.02     10.35          10.35      10.39      10.77
-------------------------------------------------------------------------------------

*The fund did not make any distributions during the period.

+Inception of class M shares.




TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                      Class A            Class B           Class C           Class M
(inception dates)     (7/1/99)          (10/1/99)         (10/1/99)         (3/28/00)
                    NAV      POP      NAV     CDSC      NAV     CDSC      NAV       POP
----------------------------------------------------------------------------------------
6 months           38.20%   30.25%   37.72%   32.72%   37.72%   36.72%   37.87%    33.10%
----------------------------------------------------------------------------------------
Life of fund       32.80    25.16    32.03    27.03    32.03    31.03    32.34     27.65
----------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.
Performance data reflect an expense limitation currently or previously in effect. Without the limitation, total returns would have been lower.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
April 30, 2000 (Unaudited)


COMMON STOCKS (94.9%) (a)
NUMBER OF SHARES                                                                                              VALUE
Banking (3.7%)
-------------------------------------------------------------------------------------------------------------------
             43,000 Bank of America Corp.                                                          $      2,107,000
             58,500 Bank of New York Company, Inc.                                                        2,402,156
             82,100 Bank One Corp.                                                                        2,504,050
            119,400 Firstar Corp.                                                                         2,970,075
             48,800 Freddie Mac                                                                           2,241,750
                                                                                                   ----------------
                                                                                                         12,225,031

Biotechnology (1.1%)
-------------------------------------------------------------------------------------------------------------------
             13,000 Genentech, Inc. (NON)                                                                 1,521,000
             16,900 IDEC Pharmaceuticals Corp. (NON)                                                      1,081,600
             30,000 Immunex Corp. (NON)                                                                   1,181,250
                                                                                                   ----------------
                                                                                                          3,783,850

Broadcasting (5.3%)
-------------------------------------------------------------------------------------------------------------------
             75,100 AMFM, Inc. (NON)                                                                      4,984,763
            162,630 CBS Corp. (NON)                                                                       9,554,513
             83,600 Infinity Broadcasting Corp. Class A (NON)                                             2,837,175
                                                                                                   ----------------
                                                                                                         17,376,451

Cable Television (7.9%)
-------------------------------------------------------------------------------------------------------------------
             61,300 Adelphia Communications Corp. (NON)                                                   3,038,181
            287,995 AT&T Corp.-Liberty Media Group (NON)                                                 14,381,739
            111,700 MediaOne Group, Inc. (NON)                                                            8,447,313
                                                                                                   ----------------
                                                                                                         25,867,233

Communications Equipment (14.4%)
-------------------------------------------------------------------------------------------------------------------
             50,340 ADC Telecommunications, Inc. (NON)                                                    3,058,155
             15,000 Brocade Communications Systems (NON)                                                  1,860,000
            134,300 Cisco Systems, Inc. (NON)                                                             9,310,767
             19,265 Corning, Inc.                                                                         3,804,838
             39,300 Extreme Networks, Inc. (NON)                                                          2,264,663
             55,000 F5 Networks, Inc. (NON)                                                               2,567,813
             25,200 Foundry Networks, Inc. (NON)                                                          2,293,200
             23,700 Juniper Networks, Inc. (NON)                                                          5,040,694
            138,204 Nokia Corp. ADR (Finland)                                                             7,860,353
             24,400 Nortel Networks Corp. (Canada)                                                        2,763,300
            116,100 Tellabs, Inc. (NON)                                                                   6,363,731
                                                                                                   ----------------
                                                                                                         47,187,514

Computers (5.1%)
-------------------------------------------------------------------------------------------------------------------
             25,000 Apple Computer, Inc. (NON)                                                            3,101,563
             56,700 EMC Corp. (NON)                                                                       7,877,756
              8,600 Lexmark International Group, Inc. Class A (NON)                                       1,014,800
             50,460 Sun Microsystems, Inc. (NON)                                                          4,639,166
                                                                                                   ----------------
                                                                                                         16,633,285

Conglomerates (2.1%)
-------------------------------------------------------------------------------------------------------------------
             44,650 General Electric Co.                                                                  7,021,213

Consumer Finance (1.1%)
-------------------------------------------------------------------------------------------------------------------
             59,400 MBNA Corp.                                                                            1,577,813
             23,860 Providian Financial Corp.                                                             2,101,171
                                                                                                   ----------------
                                                                                                          3,678,984

Electronics (3.2%)
-------------------------------------------------------------------------------------------------------------------
            199,500 ARM Holdings Plc (United Kingdom) (NON)                                               2,028,037
             10,000 JDS Uniphase Corp. (NON)                                                              1,036,875
             95,100 LAM Research Corp. (NON)                                                              4,362,713
             15,300 SDL, Inc. (NON)                                                                       2,983,500
                                                                                                   ----------------
                                                                                                         10,411,125

Energy (4.4%)
-------------------------------------------------------------------------------------------------------------------
             75,900 Diamond Offshore Drilling, Inc.                                                       3,059,719
             74,520 Halliburton Co.                                                                       3,292,853
             44,200 Schlumberger ,Ltd.                                                                    3,384,063
             96,600 Transocean Sedco Forex, Inc.                                                          4,540,200
                                                                                                   ----------------
                                                                                                         14,276,835

Entertainment (0.7%)
-------------------------------------------------------------------------------------------------------------------
             41,275 Viacom, Inc. Class B (NON)                                                            2,244,328

Financial (3.0%)
-------------------------------------------------------------------------------------------------------------------
            138,625 Citigroup, Inc.                                                                       8,239,523
             24,100 Fannie Mae                                                                            1,453,531
                                                                                                   ----------------
                                                                                                          9,693,054

Food (1.0%)
-------------------------------------------------------------------------------------------------------------------
             50,900 The Quaker Oats Co.                                                                   3,318,044

Health Care Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
             26,600 Baxter International, Inc.                                                            1,732,325

Insurance (0.8%)
-------------------------------------------------------------------------------------------------------------------
             54,600 AFLAC, Inc.                                                                           2,665,163

Investment Banking/Brokerage (1.4%)
-------------------------------------------------------------------------------------------------------------------
             26,600 Merrill Lynch & Co., Inc.                                                             2,711,538
             22,900 Morgan Stanley, Dean Witter, Discover and Co.                                         1,757,575
                                                                                                   ----------------
                                                                                                          4,469,113

Medical Technology (1.3%)
-------------------------------------------------------------------------------------------------------------------
             25,100 Bausch & Lomb, Inc.                                                                   1,515,413
             47,200 PE Corp.-PE Biosystems Group                                                          2,832,000
                                                                                                   ----------------
                                                                                                          4,347,413

Oil & Gas (2.8%)
-------------------------------------------------------------------------------------------------------------------
             19,884 Exxon Mobil Corp.                                                                     1,544,738
             49,390 Royal Dutch Petroleum Co. Plc ADR (Netherlands)                                       2,833,751
             63,600 Total S.A. ADR (France)                                                               4,809,750
                                                                                                   ----------------
                                                                                                          9,188,239

Paper & Forest Products (0.1%)
-------------------------------------------------------------------------------------------------------------------
             12,000 Willamette Industries, Inc.                                                             458,250

Pharmaceuticals (9.1%)
-------------------------------------------------------------------------------------------------------------------
             76,400 American Home Products Corp.                                                          4,292,725
             43,900 Bristol-Myers Squibb Co.                                                              2,302,006
             38,100 Johnson & Johnson                                                                     3,143,250
             39,500 Lilly Eli & Co.                                                                       3,053,844
             86,343 Pharmacia Corp.                                                                       4,311,754
             80,300 Schering-Plough Corp.                                                                 3,237,094
             82,590 Warner-Lambert Co.                                                                    9,399,774
                                                                                                   ----------------
                                                                                                         29,740,447

Regional Bells (1.6%)
-------------------------------------------------------------------------------------------------------------------
            116,700 SBC Communications, Inc.                                                              5,112,919

Retail (3.7%)
-------------------------------------------------------------------------------------------------------------------
             34,900 CVS Corp.                                                                             1,518,150
             50,100 Safeway, Inc. (NON)                                                                   2,210,663
             93,500 Sears, Roebuck & Co.                                                                  3,424,438
             33,900 Target Corp.                                                                          2,256,469
            136,200 TJX Cos., Inc. (The)                                                                  2,613,338
                                                                                                   ----------------
                                                                                                         12,023,058

Semiconductors (12.1%)
-------------------------------------------------------------------------------------------------------------------
             42,500 Altera Corp. (NON)                                                                    4,345,625
             24,980 Applied Materials, Inc. (NON)                                                         2,543,276
             27,300 Applied Micro Circuits Corp. (NON)                                                    3,518,288
             79,500 Chartered Semiconductor Manufacturing,
                    Ltd ADR (Singapore) (NON)                                                             6,946,313
             37,390 Intel Corp.                                                                           4,741,519
             11,700 KLA Tencor Corp. (NON)                                                                  876,038
            121,200 LSI Logic Corp. (NON)                                                                 7,575,000
             10,400 PMC-Sierra, Inc. (NON)                                                                1,995,500
              2,435 STMicroelectronics N.V. ADR (France)                                                    461,889
             15,000 Vitesse Semiconductor Corp. (NON)                                                     1,020,938
             78,700 Xilinx, Inc. (NON)                                                                    5,764,775
                                                                                                   ----------------
                                                                                                         39,789,161

Software (4.5%)
-------------------------------------------------------------------------------------------------------------------
             48,600 Amdocs, Ltd. (NON)                                                                    3,289,613
             92,800 Microsoft Corp. (NON)                                                                 6,472,800
             39,190 Oracle Corp. (NON)                                                                    3,132,751
             16,450 VERITAS Software Corp. (NON)                                                          1,764,520
                                                                                                   ----------------
                                                                                                         14,659,684

Technology Services (1.4%)
-------------------------------------------------------------------------------------------------------------------
             50,860 Convergys Corp. (NON)                                                                 2,237,840
             24,500 Electronic Data Systems Corp.                                                         1,684,375
             16,600 Lycos, Inc. (NON)                                                                       771,900
                                                                                                   ----------------
                                                                                                          4,694,115

Telecommunications (2.6%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Covad Communications Group 144A (NON)                                                 2,497,500
             50,190 Sprint PCS (NON)                                                                      2,760,450
             71,800 Vodafone AirTouch Plc (United Kingdom)                                                3,374,600
                                                                                                   ----------------
                                                                                                          8,632,550
                                                                                                   ----------------
                    Total Common Stocks  (cost $284,766,420)                                       $    311,229,384

SHORT-TERM INVESTMENTS (3.6%) (a) (cost $11,948,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $   11,948,000 Interest in $434,310,000 joint repurchase agreement dated April 28, 2000 with Salomon, Smith Barney, Inc.
                      due May 1, 2000 with respect to various U.S. Treasury
                      obligations -- maturity value of $11,953,685 for an
                      effective yield of 5.71%                                                     $     11,948,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $296,714,420) (b)                                      $    323,177,384
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $328,103,332.

  (b) The aggregate identified cost on a tax basis is $296,716,450, resulting in gross unrealized appreciation and depreciation of $41,271,461 and $14,810,527, respectively, or net unrealized appreciation of $26,460,934.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

-------------------------------------------------------------------------------
Swap Contracts outstanding at April 30, 2000 (Unaudited)

                                           Notional  Termination   Unrealized
                                             Amount     Date      Appreciation
-------------------------------------------------------------------------------
Agreement with Lehman Brothers Finance
S.A. dated January 20, 2000 to receive
(pay) monthly the notionaly amount
multiplied by the return of Tyco
International LTD and pay the notional
amount multiplied by one month LIBOR
adjusted by a specified
spread.                                    $5,146,961  Dec-00      $2,857,041
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $296,714,420) (Note 1)                                        $323,177,384
-------------------------------------------------------------------------------------------
Cash                                                                                    719
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                   103,016
-------------------------------------------------------------------------------------------
Receivable for open swap contract (Note 1)                                        2,857,041
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            3,695,493
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    3,597,824
-------------------------------------------------------------------------------------------
Total assets                                                                    333,431,477

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  4,167,699
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          322,059
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        504,438
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           59,199
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         1,132
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            509
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              175,718
-------------------------------------------------------------------------------------------
Payable for organization fees and offering costs (Note 1)                             2,000
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               95,391
-------------------------------------------------------------------------------------------
Total liabilities                                                                 5,328,145
-------------------------------------------------------------------------------------------
Net assets                                                                     $328,103,332

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                             $306,182,211
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                         (1,183,516)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                            (6,215,368)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       29,320,005
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $328,103,332

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($137,833,446 divided by 13,266,185 shares)                                          $10.39
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.39)*                              $11.02
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($146,516,721 divided by 14,162,547 shares) **                                       $10.35
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($43,609,009 divided by 4,214,088 shares) **                                         $10.35
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($144,156 divided by 13,868 shares)                                                  $10.39
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.39)*                              $10.77
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended April 30, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $3,507)                                        $   448,254
-------------------------------------------------------------------------------------------
Interest                                                                            210,677
-------------------------------------------------------------------------------------------
Total investment income                                                             658,931

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    761,852
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      178,467
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     4,940
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      3,538
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               116,936
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               496,305
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               131,502
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    48
-------------------------------------------------------------------------------------------
Amortization of offering costs (Note 1)                                              10,245
-------------------------------------------------------------------------------------------
Reports to shareholders                                                              22,852
-------------------------------------------------------------------------------------------
Registration fees                                                                    68,480
-------------------------------------------------------------------------------------------
Auditing                                                                             16,100
-------------------------------------------------------------------------------------------
Legal                                                                                 2,745
-------------------------------------------------------------------------------------------
Postage                                                                               4,313
-------------------------------------------------------------------------------------------
Other                                                                                37,061
-------------------------------------------------------------------------------------------
Total expenses                                                                    1,855,384
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (12,937)
-------------------------------------------------------------------------------------------
Net expenses                                                                      1,842,447
-------------------------------------------------------------------------------------------
Net investment loss                                                              (1,183,516)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                 (5,794,064)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
swap contracts during the period                                                 26,754,201
-------------------------------------------------------------------------------------------
Net gain on investments                                                          20,960,137
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $19,776,621
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                                    For the period
                                                                 Six months ended     July 1, 1999
                                                                         April 30    to October 31
                                                                            2000*             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                $   (1,183,516)    $    (23,666)
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                       (5,794,064)        (346,284)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                             26,754,201        2,419,708
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   19,776,621        2,049,758
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     258,053,232       45,156,270
--------------------------------------------------------------------------------------------------
Total increase in net assets                                          277,829,853       47,206,028

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                           50,273,479        3,067,451
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $1,183,516  and $--, respectively)                           $328,103,332      $50,273,479
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------
                                     Six months
                                        ended          For the period
Per-share                              April 30         July 1, 1999
operating performance                (Unaudited)       to October 31
----------------------------------------------------------------------
                                        2000               1999
----------------------------------------------------------------------
Net asset value,
beginning of period                    $8.67              $8.69
----------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------
Net investment loss (a)(d)              (.03)              (.01)
----------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              1.75               (.01)
----------------------------------------------------------------------
Total from
investment operations                   1.72               (.02)
----------------------------------------------------------------------
Net asset value,
end of period                         $10.39              $8.67
----------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------
Total return at
net asset value (%)(b)                 19.84*              (.23)*
----------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $137,833            $23,857
----------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)             .63*               .44*
----------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(d)            (.32)*             (.16)*
----------------------------------------------------------------------
Portfolio turnover (%)                 82.03*             30.65*
----------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset arrangements (Note 2).

  (d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.05, $0.02 and $0.02 per class A, B, and C share, respectively, for the period ended October 31, 1999 (Note 2).


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------
                                  Six months
                                    ended        For the period
Per-share                          April 30     October 1, 1999+
operating performance            (Unaudited)     to October 31
------------------------------------------------------------------
                                     2000            1999
------------------------------------------------------------------
Net asset value,
beginning of period                 $8.67           $8.35
------------------------------------------------------------------
Investment operations
------------------------------------------------------------------
Net investment loss (a)(d)           (.07)           (.01)
------------------------------------------------------------------
Net realized and unrealized
gain on investments                  1.75             .33
------------------------------------------------------------------
Total from
investment operations                1.68             .32
------------------------------------------------------------------
Net asset value,
end of period                      $10.35           $8.67
------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------
Total return at
net asset value (%)(b)              19.38*           3.83*
------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $146,517         $22,535
------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)         1.01*            .19*
------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(d)         (.70)*          (.12)*
------------------------------------------------------------------
Portfolio turnover (%)              82.03*          30.65*
------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset arrangements (Note 2).

  (d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.05, $0.02 and $0.02 per class A, B, and C share, respectively, for the period ended October 31, 1999 (Note 2).


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------
                                  Six months
                                     ended       For the period
Per-share                           April 30    October 1, 1999+
operating performance             (Unaudited)     to October 31
------------------------------------------------------------------
                                     2000            1999
------------------------------------------------------------------
Net asset value,
beginning of period                 $8.67           $8.35
------------------------------------------------------------------
Investment operations
------------------------------------------------------------------
Net investment loss (a)(d)           (.07)           (.01)
------------------------------------------------------------------
Net realized and unrealized
gain on investments                  1.75             .33
------------------------------------------------------------------
Total from
investment operations                1.68             .32
------------------------------------------------------------------
Net asset value,
end of period                      $10.35           $8.67
------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------
Total return at
net asset value (%)(b)              19.38*           3.83*
------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $43,609          $3,882
------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)         1.01*            .19*
------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(d)         (.70)*          (.12)*
------------------------------------------------------------------
Portfolio turnover (%)              82.03*          30.65*
------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset arrangements (Note 2).

  (d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.05, $0.02 and $0.02 per class A, B, and C share, respectively, for the period ended October 31, 1999 (Note 2).


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
---------------------------------------------------------
                                   For the period
                                   March 28, 2000+
Per-share                            to April 30
operating performance                (Unaudited)
---------------------------------------------------------
                                        2000
---------------------------------------------------------
Net asset value,
beginning of period                   $12.08
---------------------------------------------------------
Investment operations
---------------------------------------------------------
Net investment loss (a)(d)              (.01)
---------------------------------------------------------
Net realized and unrealized
loss on investments                    (1.68)
---------------------------------------------------------
Total from
investment operations                  (1.69)
---------------------------------------------------------
Net asset value,
end of period                         $10.39
---------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------
Total return at
net asset value (%)(b)                (13.99)*
---------------------------------------------------------
Net assets, end of period
(in thousands)                          $144
---------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)             .16*
---------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(d)            (.10)*
---------------------------------------------------------
Portfolio turnover (%)                 82.03*
---------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset arrangements (Note 2).

  (d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.05, $0.02 and $0.02 per class A, B, and C share, respectively, for the period ended October 31, 1999 (Note 2).


NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Tax Smart Equity Fund (the "fund") is a series of Putnam Tax Smart Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term growth of capital on an after-tax basis by investing mainly in common stocks of mid and large capitalization U.S. issuers, including both growth and value stocks, that Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes have potential for long-term growth.

The fund offers class A, class B, class C and class M shares. The fund began offering class M shares on March 28, 2000. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is, at all times, at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Swap contracts The fund may engage in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into equity swap agreements, to manage its exposure to equity markets, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 1999, the fund had a capital loss carryover of approximately $420,000 available to offset future net capital gains, if any, which will expire on October 31, 2007.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $29,801. The offering costs of $22,801 have been full amortized on a straight-line basis as of April 30, 2000.


Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through October 31, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc., and payments under the Trust's distribution plan) would exceed an annual rate of 1.25% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 2000, fund expenses were reduced by $12,937 under expense-offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense-offset arrangements in an income-producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $592 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended April 30, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $398,588 and $415 from the sale of class A and class M shares, respectively, and received $49,337 and $3,652 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 2000, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended April 30, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $413,236,512 and $169,360,157, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At April 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended April 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 11,832,397        $118,602,247
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            11,832,397         118,602,247

Shares
repurchased                                 (1,317,911)        (13,530,767)
---------------------------------------------------------------------------
Net increase                                10,514,486        $105,071,480
---------------------------------------------------------------------------

                                               For the period July 1, 1999
                                           (commencement of operations) to
                                                          October 31, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,456,870         $20,396,153
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             2,456,870          20,396,153

Shares
repurchased                                    (58,112)           (487,918)
---------------------------------------------------------------------------
Net increase                                 2,398,758         $19,908,235
---------------------------------------------------------------------------

                                           Six months ended April 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 12,556,569        $125,027,825
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            12,556,569         125,027,825

Shares
repurchased                                   (992,825)        (10,079,170)
---------------------------------------------------------------------------
Net increase                                11,563,744        $114,948,655
---------------------------------------------------------------------------

                                            For the period October 1, 1999
                                           (commencement of operations) to
                                                          October 31, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,600,221         $21,537,910
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             2,600,221          21,537,910

Shares
repurchased                                     (1,418)            (11,319)
---------------------------------------------------------------------------
Net increase                                 2,598,803         $21,526,591
---------------------------------------------------------------------------

                                           Six months ended April 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,945,485         $39,670,305
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             3,945,485          39,670,305

Shares
repurchased                                   (179,011)         (1,785,399)
---------------------------------------------------------------------------
Net increase                                 3,766,474         $37,884,906
---------------------------------------------------------------------------

                                            For the period October 1, 1999
                                           (commencement of operations) to
                                                          October 31, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    447,614          $3,721,444
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               447,614           3,721,444

Shares
repurchased                                         --                  --
---------------------------------------------------------------------------
Net increase                                   447,614          $3,721,444
---------------------------------------------------------------------------

                                             For the period March 28, 2000
                                           (commencement of operations) to
                                                            April 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     13,868            $148,191
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                13,868             148,191

Shares
repurchased                                         --                  --
---------------------------------------------------------------------------
Net increase                                    13,868            $148,191
---------------------------------------------------------------------------

Note 5
Initial capitalization and offering of shares

The fund was established as a Massachusetts business trust on April 6, 1999. During the period April 6, 1999 to April 14, 1999, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $3,000,000 and the issuance of 352,941 class A shares to Putnam Investments, Inc. on April 14, 1999.

From April 15, 1999 (commencement of operations) to June 30, 1999, the fund began carrying out its investment objective with the initial capital contribution. During this period, the fund had $1,590 of net investment income, $80,235 of net realized losses and $146,096 of net unrealized appreciation on investments. The net assets at June 30, 1999 were $3,067,451.

Effective July 1, 1999, the fund was registered under the Securities Act of 1933.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund **

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


FUND INFORMATION

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Justin Scott
Vice President

Robert R. Beck
Vice President and Fund Manager

Paul Marrkand
Vice President and Fund Manager

Matthew Halperin
Vice President and Fund Manager

Michael K. Arends
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Tax Smart Equity Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com


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